Accumulated Other Comprehensive (loss) Income - Components of Accumulated Other Comprehensive (Loss) Income (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive (loss) income into earnings, Gains and Losses on Hedging Derivatives	$ 542		$ 42,515
Amounts reclassified from accumulated other comprehensive (loss) income into earnings, Adjustment to Early Retiree Medical Plan	(1,030)
AOCI reclassification impact on tax	(557)	0	0
AOCI reclassification impact on tax	200	0	25,000
Cost of Products Sold [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive (loss) income into earnings, Gains and Losses on Hedging Derivatives	542
Amounts reclassified from accumulated other comprehensive (loss) income into earnings, Adjustment to Early Retiree Medical Plan	(1,030)
AOCI reclassification impact on tax	$ (557)